CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenues	$ 102,032	$ 93,178	$ 106,527
Cost of revenue:
Total cost of revenues	86,470	84,787	86,083
Gross profit	15,562	8,391	20,444
Operating expenses:
Research and development, net	74	553	731
Selling and marketing	5,259	4,913	4,974
General and administrative	8,251	8,559	9,409
Other expenses (income)		(4)	53
Total operating expenses	13,584	14,021	15,167
Operating income (loss)	1,978	(5,630)	5,277
Financial expenses	(1,299)	(1,569)	(1,132)
Financial income	848	1,467	794
Income (loss) before taxes on income (tax benefit)	1,527	(5,732)	4,939
Taxes on income (tax benefit)	589	(1,464)	2,333
Income (loss) before share of equity investment	938	(4,268)	2,606
Share in results of equity investment of affiliated companies	(132)	(140)	(210)
Net income (loss)	$ 806	$ (4,408)	$ 2,396
Net income (loss) per share basic and diluted	$ 0.1	$ (0.5)	$ 0.27
Weighted average number of shares outstanding:
Basic	8,874,696	8,864,885	8,848,028
Diluted	8,874,696	8,864,885	8,909,072
Product [Member]
Revenue:
Total revenues	$ 25,019	$ 23,151	$ 36,053
Cost of revenue:
Total cost of revenues	21,557	23,807	28,096
Service [Member]
Revenue:
Total revenues	77,013	70,027	70,474
Cost of revenue:
Total cost of revenues	$ 64,913	$ 60,980	$ 57,987